FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) - Credit Risk [Member] - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Maximum credit risk exposure [Abstract]
Financial assets	$ 5,945,091	$ 1,698,245
Receivables past due	0
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	5,672,551	1,697,904
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	22,540	341
Other Financial Assets [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 250,000	$ 0